Share-based payments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee remuneration expense	$ 532,597	$ 1,159,125	$ 1,674,581
Weighted average remaining contractual life of outstanding share options	4 years 11 months 1 day	2 years 11 months 28 days
Number of options issued to employees	2,850,000	7,930,000
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years
Number of options issued to employees		7,930,000
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable	35.00%
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options going to vest	33.00%
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested not vested and exercisable	33.00%	33.00%
Number of options issued to employees		4,000,000
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable		50.00%
Tranches 4, 5, 7 and 9 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable		75.00%
Tranches 10 and 16 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable		33.00%
Tranches 11, 12, 13 and 14 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable		25.00%
Tranches 12 and 13 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options going to vest	25.00%
Tranches 4, 7, 8 and 9 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable	69.00%
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable	75.00%
Tranche 10 and 15 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable	33.00%
Tranche 11, 14 and 16 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of options vested and exercisable	50.00%